UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.1%
	Consumer Discretionary — 18.2%
	Automobiles — 1.1%
234	Tesla Motors, Inc. (a)	58,101

	Hotels, Restaurants & Leisure — 2.7%
3,032	Hilton Worldwide Holdings, Inc.	69,552
1,325	Starbucks Corp.	75,335

		144,887

	Household Durables — 1.9%
557	Mohawk Industries, Inc. (a)	101,330

	Internet & Catalog Retail — 6.3%
295	Amazon.com, Inc. (a)	150,803
694	Netflix, Inc. (a)	71,621
69	Priceline Group, Inc. (The) (a)	85,096
997	Wayfair, Inc., Class A (a)	34,948

		342,468

	Multiline Retail — 1.4%
1,078	Dollar General Corp.	78,061

	Specialty Retail — 4.3%
1,247	GameStop Corp., Class A	51,385
913	Home Depot, Inc. (The)	105,396
467	Ulta Salon Cosmetics & Fragrance, Inc. (a)	76,317

		233,098

	Textiles, Apparel & Luxury Goods — 0.5%
1,222	Wolverine World Wide, Inc.	26,435

	Total Consumer Discretionary	984,380

	Consumer Staples — 1.6%
	Beverages — 0.9%
369	Monster Beverage Corp. (a)	49,907

	Food & Staples Retailing — 0.7%
1,643	Sprouts Farmers Market, Inc. (a)	34,661

	Total Consumer Staples	84,568

	Energy — 1.7%
	Energy Equipment & Services — 0.0% (g)
33	Dril-Quip, Inc. (a)	1,927

	Oil, Gas & Consumable Fuels — 1.7%
619	Concho Resources, Inc. (a)	60,828
981	Range Resources Corp.	31,494

		92,322

	Total Energy	94,249

	Financials — 8.1%
	Banks — 1.7%
872	East West Bancorp, Inc.	33,506
437	Signature Bank (a)	60,073

		93,579

	Capital Markets — 3.1%
329	Affiliated Managers Group, Inc. (a)	56,307
2,047	Charles Schwab Corp. (The)	58,456
1,155	Lazard Ltd., (Bermuda), Class A	50,016

		164,779

	Diversified Financial Services — 1.3%
805	McGraw Hill Financial, Inc.	69,650

	Insurance — 0.4%
376	AmTrust Financial Services, Inc.	23,657

	Real Estate Management & Development — 1.6%
2,677	CBRE Group, Inc., Class A (a)	85,661

	Total Financials	437,326

	Health Care — 18.1%
	Biotechnology — 7.3%
856	Celgene Corp. (a)	92,583
1,314	Gilead Sciences, Inc.	128,982
420	Kite Pharma, Inc. (a)	23,375
215	Regeneron Pharmaceuticals, Inc. (a)	100,145
488	Vertex Pharmaceuticals, Inc. (a)	50,820

		395,905

	Health Care Equipment & Supplies — 0.3%
1,566	Novadaq Technologies, Inc., (Canada) (a)	16,336

	Health Care Providers & Services — 6.8%
863	Acadia Healthcare Co., Inc. (a)	57,184
378	Aetna, Inc.	41,313
1,125	Envision Healthcare Holdings, Inc. (a)	41,389
210	Humana, Inc.	37,662
330	McKesson Corp.	61,134
1,146	UnitedHealth Group, Inc.	132,994

		371,676

	Health Care Technology — 0.6%
1,335	Veeva Systems, Inc., Class A (a)	31,245

	Life Sciences Tools & Services — 1.4%
263	Fluidigm Corp. (a)	2,137
413	Illumina, Inc. (a)	72,596

		74,733

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 1.7%
518	Valeant Pharmaceuticals International, Inc. (a)	92,312

	Total Health Care	982,207

	Industrials — 10.6%
	Airlines — 1.0%
1,192	Delta Air Lines, Inc.	53,467

	Building Products — 2.2%
641	Advanced Drainage Systems, Inc.	18,550
885	Fortune Brands Home & Security, Inc.	42,016
518	Lennox International, Inc.	58,659

		119,225

	Commercial Services & Supplies — 1.6%
448	Stericycle, Inc. (a)	62,425
443	Waste Connections, Inc.	21,540

		83,965

	Electrical Equipment — 2.3%
596	Acuity Brands, Inc.	104,575
497	SolarCity Corp. (a)	21,240

		125,815

	Industrial Conglomerates — 1.3%
798	Carlisle Cos., Inc.	69,686

	Road & Rail — 0.5%
471	Old Dominion Freight Line, Inc. (a)	28,704

	Trading Companies & Distributors — 1.7%
1,681	HD Supply Holdings, Inc. (a)	48,096
376	Watsco, Inc.	44,513

		92,609

	Total Industrials	573,471

	Information Technology — 33.6%
	Communications Equipment — 3.0%
858	Arista Networks, Inc. (a)	52,483
923	Harris Corp.	67,510
234	Palo Alto Networks, Inc. (a)	40,196

		160,189

	Electronic Equipment, Instruments & Components — 0.9%
966	Amphenol Corp., Class A	49,202

	Internet Software & Services — 9.1%
247	CoStar Group, Inc. (a)	42,694
2,457	Facebook, Inc., Class A (a)	220,911
376	Google, Inc., Class C (a)	228,648

		492,253

	IT Services — 6.8%
529	Gartner, Inc. (a)	44,374
1,250	MasterCard, Inc., Class A	112,614
1,764	PayPal Holdings, Inc. (a)	54,748
1,747	VeriFone Systems, Inc. (a)	48,455
1,524	Visa, Inc., Class A	106,155

		366,346

	Semiconductors & Semiconductor Equipment — 3.7%
606	Avago Technologies Ltd., (Singapore)	75,793
462	Lam Research Corp.	30,202
1,110	NXP Semiconductors N.V., (Netherlands) (a)	96,648

		202,643

	Software — 6.2%
750	Adobe Systems, Inc. (a)	61,673
795	Electronic Arts, Inc. (a)	53,875
921	Guidewire Software, Inc. (a)	48,416
1,236	Microsoft Corp.	54,723
928	Mobileye N.V., (Israel) (a)	42,223
588	ServiceNow, Inc. (a)	40,802
484	Workday, Inc., Class A (a)	33,342

		335,054

	Technology Hardware, Storage & Peripherals — 3.9%
1,704	Apple, Inc.	187,979
1,017	Nimble Storage, Inc. (a)	24,540

		212,519

	Total Information Technology	1,818,206

	Materials — 4.2%
	Chemicals — 3.3%
525	Air Products & Chemicals, Inc.	66,992
602	PPG Industries, Inc.	52,755
253	Sherwin-Williams Co. (The)	56,408

		176,155

	Construction Materials — 0.9%
580	Eagle Materials, Inc.	39,704
100	Vulcan Materials Co.	8,911

		48,615

	Total Materials	224,770

	Total Common Stocks (Cost $4,287,546)	5,199,177

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.9%
	Investment Company — 3.9%
212,428	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $212,428)	212,428

	Total Investments — 100.0% (Cost $4,499,974)	5,411,605
	Liabilities in Excess of Other Assets — 0.0% (g)	(131)

	NET ASSETS — 100.0%	$5,411,474

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,098,725
Aggregate gross unrealized depreciation	(187,094)

Net unrealized appreciation/depreciation	$911,631

Federal income tax cost of investments	$4,499,974

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

A. Valuation of Investments – The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,411,605	$—	$—	$5,411,605

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2015

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 25, 2015